Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs [abstract]
Interest expenses for securities sold under agreements to repurchase	¥ 2,392	¥ 3,565	¥ 3,144
Interest expenses for interest-bearing loans and borrowings	589	551	424
Interest expenses for bonds payable	1,168		1,033
Interest on lease liabilities	106
Total	¥ 4,255	¥ 4,116	¥ 4,601